Note 2: Summary of Significant Accounting Practices: Property and Equipment: Schedule of Plant, Property and Equipment (Details) (USD $)	Aug. 31, 2013	May 31, 2013
Details
Work in Progress-Intangible	$ 694,035	$ 694,035
Work in Progress-Tangible	140,965	140,965
Rights (leases)	107,250	107,250
Subtotal	942,250	942,250
Depletion	0	0
Depreciation	0	0
Net Plant - Oil Wells, End of period	$ 942,250	$ 942,250